Exhibit 99.1

World Omni Auto Receivables Trust 2016-B
Monthly Servicer Certificate
September 30, 2016

Dates Covered
Collections Period	08/10/16 - 09/30/16
Interest Accrual Period	09/14/16 - 10/16/16
30/360 Days	31
Actual/360 Days	33
Distribution Date	10/17/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	963,168,165.91	45,848
Original Yield Supplement Overcollateralization Amount	47,214,078.95	0
Aggregate Starting Principal Balance	1,010,382,244.86	45,848
Principal Payments	45,384,172.15	983
Defaulted Receivables	413,105.95	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/16	44,364,155.79	0
Pool Balance at 09/30/16	920,220,810.97	44,850

Pool Statistics	$ Amount	# of Accounts
Pool Factor	95.47%
Prepayment ABS Speed	0.92%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	9,126,309.63	431
Past Due 61-90 days	1,582,468.66	62
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	10,708,778.29	493

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.11%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.16%
Delinquency Trigger Occurred	NO

Recoveries	229,526.28
Aggregate Net Losses/(Gains) - September 2016	183,579.67
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.22%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Overcollateralization Target Amount	41,409,936.49
Actual Overcollateralization	28,320,317.14
Weighted Average APR	4.32%
Weighted Average APR, Yield Adjusted	6.22%
Weighted Average Remaining Term	63.98

Flow of Funds	$ Amount

Collections	51,942,449.13
Investment Earnings on Cash Accounts	6,174.64
Servicing Fee	(1,431,374.85)
Transfer to Collection Account	0.00
Available Funds	50,517,248.92

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	888,995.07
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	38,747.68
(5) Noteholders' Second Priority Principal Distributable Amount	21,269,189.03
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	28,320,317.14
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	50,517,248.92

Servicing Fee	1,431,374.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Original Note Balance	941,490,000.00
Principal Paid	49,589,506.17
Note Balance @ 10/17/16	891,900,493.83

Class A-1
Original Note Balance	192,000,000.00
Principal Paid	49,589,506.17
Note Balance @ 10/17/16	142,410,493.83
Note Factor @ 10/17/16	74.1721322%

Class A-2
Original Note Balance	324,000,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	324,000,000.00
Note Factor @ 10/17/16	100.0000000%

Class A-3
Original Note Balance	324,000,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	324,000,000.00
Note Factor @ 10/17/16	100.0000000%

Class A-4
Original Note Balance	75,480,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	75,480,000.00
Note Factor @ 10/17/16	100.0000000%

Class B
Original Note Balance	26,010,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	26,010,000.00
Note Factor @ 10/17/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	927,742.75
Total Principal Paid	49,589,506.17
Total Paid	50,517,248.92

Class A-1
Coupon	0.70000%
Interest Paid	123,200.00
Principal Paid	49,589,506.17
Total Paid to A-1 Holders	49,712,706.17

Class A-2
Coupon	1.10000%
Interest Paid	306,900.00
Principal Paid	0.00
Total Paid to A-2 Holders	306,900.00

Class A-3
Coupon	1.30000%
Interest Paid	362,700.00
Principal Paid	0.00
Total Paid to A-3 Holders	362,700.00

Class A-4
Coupon	1.48000%
Interest Paid	96,195.07
Principal Paid	0.00
Total Paid to A-4 Holders	96,195.07

Class B
Coupon	1.73000%
Interest Paid	38,747.68
Principal Paid	0.00
Total Paid to B Holders	38,747.68

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9853984
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	52.6713042
Total Distribution Amount	53.6567026

A-1 Interest Distribution Amount	0.6416667
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	258.2786780
Total A-1 Distribution Amount	258.9203447

A-2 Interest Distribution Amount	0.9472222
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.9472222

A-3 Interest Distribution Amount	1.1194444
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1194444

A-4 Interest Distribution Amount	1.2744445
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2744445

B Interest Distribution Amount	1.4897224
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4897224

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	428.91
Noteholders' Principal Distributable Amount	571.09

Account Balances	$ Amount

Reserve Account
Balance as of 09/14/16	2,407,920.41
Investment Earnings	335.53
Investment Earnings Paid	(335.53)
Deposit/(Withdrawal)	-
Balance as of 10/17/16	2,407,920.41
Change	-

Required Reserve Amount	2,407,920.41